SUBSEQUENT EVENTS - Additional Information (Details) £ / shares in Units, $ / shares in Units, £ in Millions													3 Months Ended	4 Months Ended	12 Months Ended
	May 13, 2025 USD ($) Days	May 12, 2025 USD ($)	Apr. 22, 2025 USD ($) Days	Mar. 14, 2025 USD ($) $ / shares	Mar. 14, 2025 £ / shares $ / shares	Mar. 03, 2025 USD ($)	Feb. 28, 2025 USD ($) shares	Feb. 19, 2025 USD ($) shares	Feb. 17, 2025 shares	Jan. 14, 2025 USD ($) Installments	Sep. 20, 2024 GBP (£) Employee	Jul. 23, 2024	Mar. 31, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 14, 2025 £ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Common stock issued															$ 2,028 [1]		$ 8,767				$ 92	[1]
Issuance of Common Stock													$ 200,000		200,000
Long-term debt amount															9,242,183						9,115,943
Stockholders' equity													$ (37,434,715)		$ (37,836,506)		(38,977,924)		$ (36,311,850)	$ (34,793,016)	$ (32,545,921)		$ (17,234,376)
Reverse stock split												0.025
Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest								20.00%
Payments to acquire ownership interest in cash								$ 1,500,000
Payments to acquire ownership interest in notes								$ 23,500,000
Maturity period of notes								5 years
Percentage of annual interest rate on notes								10.00%
Common stock excess outstanding percentage								19.90%
Shares issued | shares								6,086,957
Assets guaranteed								$ 4,200,000
SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash				$ 5,150,000
Percentage of annual interest rate on notes				14.33%
Fixed conversion rate | $ / shares				$ 0.00003
Exercise price | $ / shares				$ 0.000039	$ 0.000039
Pipeline value | £											£ 391.0
Number of employee | Employee											15
Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares							9,360,888
Outstanding pre-funded warrants issued | shares							3,647,416
Remaining outstanding pre-funded warrants issued | shares							171,706
Indigo Capital Convertible Notes [Member]
Subsequent Event [Line Items]
Issuance of Common Stock						$ 1,500,000
Debt instrument face amount																	$ 307,320
Debt instrument, maturity date						Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price						20.00%
Volume-weighted average price of conversion period						5 days
Debt instrument conversion, percentage of discount to the lowest trading price						19.90%
Debt Conversion, Description						conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date;
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount						$ 1,578,495
Subsequent Event [Member] | Trumar Capital LLC Acquisition Agreement [Member]
Subsequent Event [Line Items]
Purchase of ownership interest								20.00%
Payments to acquire ownership interest in cash								$ 1,500,000
Payments to acquire ownership interest in notes								$ 23,500,000
Maturity period of notes								5 years
Percentage of annual interest rate on notes								10.00%
Grace period for payment								3 months
Common stock excess outstanding percentage								19.90%
Shares issued | shares								6,086,957
Assets guaranteed								$ 4,200,000
Subsequent Event [Member] | SYME Strategic Investment [Member]
Subsequent Event [Line Items]
Aggregate purchase price in cash				$ 5,150,000
Convertible notes issued				$ 3,000,000
Fixed conversion rate | £ / shares					$ 0.00003
Exercise price | £ / shares																		£ 0.000039
Subsequent Event [Member] | Indigo Capital LLC [Member] | April Two Thousand and Twenty Five Indigo Transactions [Member]
Subsequent Event [Line Items]
Capital infusion amount			$ 1,350,000
Debt instrument face amount			$ 1,421,053
Debt instrument, maturity date			Apr. 21, 2026
Debt instrument conversion, threshold days prior to conversion date | Days			5
Subsequent Event [Member] | Business Loan and Security Agreement [Member] | Agile Capital Funding LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Capital infusion amount		$ 500,000
Debt instrument face amount		$ 525,000
Debt instrument, frequency of payment		weekly
Repayments of secured promissory note		$ 27,000
Periodic payment due, month and year		2025-11
Long-term debt amount		$ 756,000
Subsequent Event [Member] | Liqueous Settlement Agreement [Member]
Subsequent Event [Line Items]
Aggregate value of claims and obligations payments										$ 1,000,000
Number of installments for claims and obligations payment | Installments										3
Negotiable payment on the term of outstanding to reflect current market price										$ 500,000
Additional equity will be sold other than set forth in settlement										$ 0
Debt instrument face amount														$ 411,865
Shares issued | shares														9,186,581
Subsequent Event [Member] | Liqueous Settlement Agreement [Member] | February 2025 Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares									6,406,225
Outstanding pre-funded warrants issued | shares									3,647,416
Remaining outstanding pre-funded warrants issued | shares									9,360,888
Subsequent Event [Member] | Humbl Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common stock issued							$ 2,000,000
Subsequent Event [Member] | Indigo Capital Convertible Notes [Member]
Subsequent Event [Line Items]
Issuance of Common Stock						$ 1,500,000		1,500,000
Debt instrument face amount								$ 1,578,495
Debt instrument, maturity date						Mar. 01, 2026		Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price						20.00%		20.00%
Volume-weighted average price of conversion period						5 days		5 days
Debt instrument conversion, percentage of discount to the lowest trading price						19.90%
Debt Conversion, Description								conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Subsequent Event [Member] | Indigo Capital Convertible Notes [Member] | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument, maturity date						Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price						33.33%
Volume-weighted average price of conversion period						5 days
Subsequent Event [Member] | Unsecured Debt [Member] | April Two Thousand and Twenty Five Indigo Transactions [Member]
Subsequent Event [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock			19.90%
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount						$ 1,578,495
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member] | August 2024 Convertible Notes
Subsequent Event [Line Items]
Debt instrument face amount						$ 894,708.31
Subsequent Event [Member] | Convertible Debt [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock	19.90%
Subsequent Event [Member] | Unsecured Promissory Note | Indigo Capital LLC [Member] | April Two Thousand and Twenty Five Indigo Transactions [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 2,003,097
Subsequent Event [Member] | Unsecured Convertible Note [Member] | Indigo Capital LLC [Member] | April Two Thousand and Twenty Five Indigo Transactions [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 2,108,523.16
Debt instrument, maturity date			Apr. 21, 2026
Debt instrument conversion, threshold days prior to conversion date | Days			5
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Capital infusion amount	$ 188,000
Debt instrument face amount	$ 227,700
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Feb. 28, 2026
Debt instrument conversion, percentage of discount to the lowest trading price	25.00%
Debt instrument conversion, threshold days prior to conversion date | Days	10
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Capital infusion amount	$ 94,000
Debt instrument face amount	$ 110,000
Debt instrument, interest rate	10.00%
Debt instrument conversion, percentage of discount to the lowest trading price	25.00%
Debt instrument conversion, threshold days prior to conversion date | Days	10
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | May 2025 Financing Transactions [Member]
Subsequent Event [Line Items]
Long term debt maturities, next twelve months	$ 2,275,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stockholders' equity																$ 2,000,000

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.